Taxes - Schedule of Group’s Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Group’s Loss Before Income Taxes [Line Items]
Loss before income taxes	$ (20,101,321)	$ (21,210,711)	$ (15,775,162)
Non-Singapore [Member]
Schedule of Group’s Loss Before Income Taxes [Line Items]
Loss before income taxes	(23,109,029)	(26,514,548)	(1,534,840)
Singapore [Member]
Schedule of Group’s Loss Before Income Taxes [Line Items]
Loss before income taxes	$ 3,007,708	$ 5,303,837	$ (14,240,322)